Financial risk management (Tables)	12 Months Ended
Dec. 31, 2012
Financial Risk Management [Abstract]
Schedule of balances in foreign currencies
	2012 US balances $	2011 US balances $

Trade payables	700,455	496,932
Loan payable, including accrued interest	264,352	256,831

	964,807	753,763

Schedule of credit risk
Cash and cash equivalents $	Insured amount $	Non-insured amount $

17,782	17,782	-